UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investment Grade Central Fund

March 31, 2009

1.847666.102

VIGC-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.0%
Diversified Consumer Services - 0.4%
President and Fellows of Harvard College 6.5% 1/15/39 (b)	$ 9,699,000	$ 10,834,074
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	2,925,000	3,011,905
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	4,010,000	3,935,534
5.875% 1/15/36	5,320,000	3,658,585
		7,594,119
Media - 2.0%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	101,493
6.875% 5/1/12	290,000	295,162
7.625% 4/15/31	1,625,000	1,451,978
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,699,182
5.5% 3/15/11	2,675,000	2,713,461
6.45% 3/15/37	5,676,000	4,958,837
COX Communications, Inc.:
4.625% 1/15/10	3,350,000	3,318,215
4.625% 6/1/13	3,475,000	3,160,137
6.25% 6/1/18 (b)	5,000,000	4,441,680
6.45% 12/1/36 (b)	1,043,000	792,613
6.95% 6/1/38 (b)	517,000	417,500
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	1,562,085
News America, Inc.:
6.15% 3/1/37	1,745,000	1,272,300
6.2% 12/15/34	6,695,000	4,816,109
6.9% 3/1/19 (b)	1,207,000	1,126,230
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,211,656
6.2% 7/1/13	7,000,000	6,814,416
6.75% 7/1/18	4,425,000	4,153,765
7.3% 7/1/38	3,215,000	2,904,978
Time Warner, Inc.:
1.4613% 11/13/09 (h)	1,024,000	1,004,878
5.875% 11/15/16	6,572,000	6,219,859
6.5% 11/15/36	2,925,000	2,405,883
Viacom, Inc.:
1.67% 6/16/09 (h)	265,000	263,167
5.75% 4/30/11	1,410,000	1,373,564
6.125% 10/5/17	2,710,000	2,305,898
6.75% 10/5/37	935,000	661,698
		63,446,744
Specialty Retail - 0.3%
Staples, Inc. 9.75% 1/15/14	7,767,000	8,130,962
TOTAL CONSUMER DISCRETIONARY		93,017,804

	Principal Amount	Value
CONSUMER STAPLES - 2.4%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (b)	$ 3,200,000	$ 3,139,949
Diageo Capital PLC:
5.2% 1/30/13	1,705,000	1,732,145
5.75% 10/23/17	3,817,000	3,891,046
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,185,000	1,859,782
PepsiCo, Inc. 7.9% 11/1/18	4,560,000	5,602,676
		16,225,598
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
6.036% 12/10/28 (b)	7,053,641	5,300,882
6.302% 6/1/37 (h)	5,910,000	3,546,000
Wal-Mart Stores, Inc. 6.2% 4/15/38	4,050,000	4,093,627
		12,940,509
Food Products - 0.6%
Cargill, Inc. 6.625% 9/15/37 (b)	3,333,000	2,841,043
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,596,083
Kraft Foods, Inc.:
6.125% 2/1/18	2,376,000	2,381,367
6.875% 2/1/38	4,900,000	4,811,981
6.875% 1/26/39	5,000,000	4,909,235
		18,539,709
Personal Products - 0.2%
Avon Products, Inc. 5.75% 3/1/18	5,995,000	5,835,977
Tobacco - 0.7%
Altria Group, Inc.:
9.7% 11/10/18	4,450,000	4,843,825
9.95% 11/10/38	2,699,000	2,693,354
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	2,935,686
5.65% 5/16/18	2,751,000	2,733,410
6.375% 5/16/38	4,652,000	4,505,234
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	2,138,500
		19,850,009
TOTAL CONSUMER STAPLES		73,391,802
ENERGY - 4.0%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 9.75% 3/15/19 (b)	2,946,000	2,920,679
Halliburton Co.:
6.15% 9/15/19	2,430,000	2,469,189
7.45% 9/15/39	3,000,000	3,003,372
Transocean Ltd. 6% 3/15/18	7,310,000	6,886,897
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
7% 3/15/38	$ 2,250,000	$ 1,635,797
9.625% 3/1/19	5,089,000	5,263,619
		22,179,553
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16	4,745,000	4,086,774
6.45% 9/15/36	1,155,000	807,305
Canadian Natural Resources Ltd.:
5.7% 5/15/17	5,685,000	5,068,746
6.25% 3/15/38	1,165,000	897,341
6.75% 2/1/39	1,135,000	898,503
ConocoPhillips:
5.75% 2/1/19	3,900,000	3,925,853
6.5% 2/1/39	2,542,000	2,479,660
Devon Energy Corp. 6.3% 1/15/19	3,000,000	2,927,025
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,137,382
Duke Capital LLC:
6.25% 2/15/13	855,000	855,066
6.75% 2/15/32	4,255,000	3,595,441
Duke Energy Field Services 6.45% 11/3/36 (b)	3,300,000	2,139,238
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	2,924,503
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	6,135,000	6,266,516
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	314,778
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	5,742,278
Nakilat, Inc. 6.067% 12/31/33 (b)	4,015,000	2,716,228
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	925,000	610,500
Nexen, Inc.:
5.875% 3/10/35	5,405,000	3,576,062
6.4% 5/15/37	2,125,000	1,507,192
NGPL PipeCo LLC 6.514% 12/15/12 (b)	1,980,000	1,891,417
Pemex Project Funding Master Trust:
1.8644% 12/3/12 (b)(h)	410,000	345,425
2.62% 6/15/10 (b)(h)	4,480,000	4,300,800
Petro-Canada:
6.05% 5/15/18	1,480,000	1,272,671
6.8% 5/15/38	3,485,000	2,616,824
Petroleos Mexicanos 8% 5/3/19 (b)	5,984,000	5,834,400
Plains All American Pipeline LP:
6.125% 1/15/17	1,250,000	1,062,070
6.65% 1/15/37	1,950,000	1,413,368

	Principal Amount	Value
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (b)	$ 2,375,000	$ 2,241,691
6.332% 9/30/27 (b)	2,415,000	1,887,153
Suncor Energy, Inc.:
6.1% 6/1/18	4,665,000	3,978,531
6.85% 6/1/39	4,100,000	3,098,563
TEPPCO Partners LP:
6.65% 4/15/18	1,811,000	1,557,551
7.55% 4/15/38	3,470,000	2,690,641
Texas Eastern Transmission LP 6% 9/15/17 (b)	2,434,000	2,403,823
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	600,202
Valero Energy Corp. 6.625% 6/15/37	1,575,000	1,113,334
XTO Energy, Inc.:
6.375% 6/15/38	5,075,000	4,521,607
6.75% 8/1/37	4,070,000	3,704,172
		101,010,634
TOTAL ENERGY		123,190,187
FINANCIALS - 12.0%
Capital Markets - 3.0%
Bear Stearns Companies, Inc. 6.95% 8/10/12	6,445,000	6,563,375
BlackRock, Inc. 6.25% 9/15/17	3,685,000	3,540,920
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,520,407
5.625% 1/15/17	3,000,000	2,336,901
5.7% 9/1/12	2,935,000	2,847,643
5.95% 1/18/18	755,000	685,418
6.15% 4/1/18	3,134,000	2,862,652
6.6% 1/15/12	4,610,000	4,603,823
6.75% 10/1/37	6,705,000	4,534,866
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	2,041,000	1,394,830
6.5% 6/15/12	6,015,000	3,813,029
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	1,983,839
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	4,619,340
Lazard Group LLC:
6.85% 6/15/17	3,230,000	2,600,777
7.125% 5/15/15	5,585,000	4,356,300
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	7,275,000	6,865,418
5.45% 2/5/13	2,509,000	2,056,778
6.15% 4/25/13	1,204,000	1,012,079
6.4% 8/28/17	1,300,000	932,629
6.875% 4/25/18	1,074,000	839,968
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
1.6475% 1/9/12 (h)	$ 4,300,000	$ 3,451,103
4.75% 4/1/14	1,500,000	1,226,366
5.45% 1/9/17	900,000	787,500
5.95% 12/28/17	2,100,000	1,907,646
6.6% 4/1/12	7,695,000	7,729,597
6.625% 4/1/18	10,165,000	9,692,399
Northern Trust Corp. 5.5% 8/15/13	1,100,000	1,151,258
UBS AG Stamford Branch:
5.75% 4/25/18	4,720,000	3,948,063
5.875% 12/20/17	3,145,000	2,704,986
		94,569,910
Commercial Banks - 1.8%
American Express Bank FSB 6% 9/13/17	3,625,000	3,051,155
Bank of America NA 5.3% 3/15/17	1,480,000	1,087,538
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	1,773,307
Credit Suisse First Boston 6% 2/15/18	6,110,000	5,329,148
Credit Suisse First Boston New York Branch 5% 5/15/13	2,403,000	2,321,973
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (b)(h)	410,000	311,600
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,293,594
Fifth Third Bancorp:
4.5% 6/1/18	930,000	544,990
8.25% 3/1/38	3,564,000	2,184,354
HBOS PLC 6.75% 5/21/18 (b)	2,600,000	2,005,640
HSBC Holdings PLC:
1.6125% 10/6/16 (h)	399,000	291,586
6.5% 9/15/37	7,355,000	6,018,950
Korea Development Bank 5.3% 1/17/13	3,805,000	3,529,533
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (b)(h)	269,000	226,626
National City Bank, Cleveland 4.5% 3/15/10	5,477,000	5,486,032
PNC Funding Corp. 1.3144% 1/31/12 (h)	1,019,000	828,866
Santander Issuances SA Unipersonal 1.6475% 6/20/16 (b)(h)	1,229,000	814,440
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,260,645
Standard Chartered Bank 6.4% 9/26/17 (b)	4,025,000	3,032,145
Wachovia Bank NA 4.875% 2/1/15	4,405,000	3,930,582

	Principal Amount	Value
Wachovia Corp. 4.875% 2/15/14	$ 785,000	$ 659,135
Wells Fargo & Co. 5.625% 12/11/17	4,754,000	4,337,607
		55,319,446
Consumer Finance - 1.3%
American Express Co. 8.15% 3/19/38	3,450,000	3,133,335
American General Finance Corp. 6.9% 12/15/17	2,370,000	830,654
Discover Financial Services 1.8613% 6/11/10 (h)	11,045,000	9,540,726
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,121,038
5.625% 5/1/18	9,700,000	8,434,354
5.875% 1/14/38	3,600,000	2,571,430
6.375% 11/15/67 (h)	4,000,000	1,942,328
MBNA America Bank NA 7.125% 11/15/12 (b)	1,075,000	986,039
MBNA Corp. 7.5% 3/15/12	1,860,000	1,718,253
SLM Corp.:
1.2994% 7/27/09 (h)	1,064,000	1,025,132
1.3194% 7/26/10 (h)	6,312,000	4,480,851
4.5% 7/26/10	2,555,000	1,916,250
		38,700,390
Diversified Financial Services - 1.8%
Bank of America Corp. 7.4% 1/15/11	9,125,000	8,506,873
BP Capital Markets PLC 5.25% 11/7/13	7,866,000	8,419,350
BTM Curacao Holding NV 1.6194% 12/19/16 (b)(h)	666,000	515,657
CIT Group, Inc.:
4.75% 12/15/10	3,006,000	2,424,132
5.4% 2/13/12	4,696,000	3,027,577
Citigroup, Inc.:
5.3% 10/17/12	3,180,000	2,802,874
5.5% 4/11/13	1,390,000	1,237,100
6.125% 5/15/18	1,390,000	1,199,760
6.5% 8/19/13	7,045,000	6,473,756
CME Group, Inc. 5.75% 2/15/14	1,779,000	1,833,510
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	2,286,000	2,344,768
6.375% 5/15/38	2,905,000	2,933,643
International Lease Finance Corp. 5.65% 6/1/14	4,750,000	2,474,983
JPMorgan Chase & Co.:
4.891% 9/1/15 (h)	20,000	15,000
5.6% 6/1/11	127,000	128,231
5.75% 1/2/13	3,500,000	3,342,840
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,375,000	2,025,000
5.35% 4/15/12 (b)	1,700,000	1,206,539
5.5% 1/15/14 (b)	2,405,000	1,491,100
TECO Finance, Inc. 7% 5/1/12	1,740,000	1,607,478
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(h)	$ 3,400,000	$ 1,469,167
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(h)	4,035,000	1,654,350
		57,133,688
Insurance - 1.5%
American International Group, Inc. 8.175% 5/15/58 (b)(h)	3,075,000	261,993
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	349,305
Hartford Financial Services Group, Inc. 8.125% 6/15/68 (h)	5,815,000	1,862,893
Lincoln National Corp. 7% 5/17/66 (h)	7,285,000	1,529,850
Marsh & McLennan Companies, Inc.:
7.125% 6/15/09	4,259,000	4,258,072
9.25% 4/15/19	6,066,000	6,183,729
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (b)(h)	3,285,000	3,026,142
MetLife, Inc. 7.717% 2/15/19	4,779,000	4,285,143
New York Life Global Funding 4.65% 5/9/13 (b)	6,045,000	5,886,506
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,690,000	3,475,408
Principal Life Global Funding I 6.25% 2/15/12 (b)	2,310,000	2,258,390
Prudential Financial, Inc.:
5.4% 6/13/35	1,651,000	792,548
5.5% 3/15/16	1,552,000	951,986
8.875% 6/15/68 (h)	7,265,000	3,450,875
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,355,000	4,934,893
The Chubb Corp.:
5.75% 5/15/18	1,895,000	1,871,151
6.5% 5/15/38	1,595,000	1,530,624
		46,909,508
Real Estate Investment Trusts - 2.2%
AMB Property LP 5.9% 8/15/13	2,575,000	1,828,250
Arden Realty LP 5.25% 3/1/15	625,000	525,000
AvalonBay Communities, Inc. 6.625% 9/15/11	1,822,000	1,771,376
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,295,000	1,254,864
5.625% 12/15/10	2,260,000	2,014,184
5.7% 5/1/17	5,000,000	2,354,225
5.75% 4/1/12	1,356,000	903,541
Camden Property Trust 5.375% 12/15/13	2,985,000	2,278,615

	Principal Amount	Value
Colonial Properties Trust:
4.75% 2/1/10	$ 1,855,000	$ 1,783,701
4.8% 4/1/11	930,000	809,260
5.5% 10/1/15	6,290,000	4,025,600
Developers Diversified Realty Corp.:
4.625% 8/1/10	225,000	168,937
5% 5/3/10	2,435,000	1,753,200
5.25% 4/15/11	2,335,000	1,214,200
5.375% 10/15/12	1,240,000	553,720
Duke Realty LP:
4.625% 5/15/13	925,000	625,952
5.4% 8/15/14	2,175,000	1,413,750
5.5% 3/1/16	1,270,000	795,312
5.625% 8/15/11	3,500,000	2,940,490
5.95% 2/15/17	695,000	415,639
6.25% 5/15/13	2,800,000	2,031,319
6.5% 1/15/18	2,445,000	1,440,044
6.95% 3/15/11	1,535,000	1,370,006
Equity One, Inc. 6% 9/15/17	2,390,000	1,521,959
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,014,700
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	2,030,222
HRPT Properties Trust:
5.75% 11/1/15	670,000	425,185
6.25% 6/15/17	4,455,000	2,599,412
Liberty Property LP:
5.5% 12/15/16	2,275,000	1,469,648
6.625% 10/1/17	2,290,000	1,559,868
Mack-Cali Realty LP 5.05% 4/15/10	1,735,000	1,632,489
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	643,950
6% 3/31/16	3,099,000	1,747,495
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,795,722
4.875% 8/15/10	4,120,000	3,875,313
5% 3/1/12	2,060,000	1,753,526
5.1% 6/15/15	2,220,000	1,695,527
5.375% 6/1/11	2,020,000	1,823,169
7.75% 1/20/11	595,000	570,900
UDR, Inc. 5.5% 4/1/14	2,690,000	1,962,126
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	625,223
Washington (REIT) 5.95% 6/15/11	3,015,000	2,650,749
		66,668,368
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.375% 8/1/16	830,000	654,114
5.5% 10/1/12	2,785,000	2,527,925
5.75% 6/15/17	2,375,000	1,879,744
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,150,550
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
5.875% 6/15/17	$ 1,815,000	$ 1,217,914
6.75% 1/15/12	2,035,000	1,790,800
		10,221,047
Thrifts & Mortgage Finance - 0.1%
Independence Community Bank Corp. 3.75% 4/1/14 (h)	4,690,000	3,001,600
TOTAL FINANCIALS		372,523,957
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	1,990,000	2,107,086
6.45% 9/15/37	1,485,000	1,540,364
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	3,060,619
		6,708,069
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	3,465,000	3,500,610
Bombardier, Inc.:
6.3% 5/1/14 (b)	4,515,000	3,183,075
7.45% 5/1/34 (b)	420,000	243,600
		6,927,285
Airlines - 0.9%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	75,288	72,653
6.978% 10/1/12	383,031	337,068
7.024% 4/15/11	2,180,000	2,092,800
7.858% 4/1/13	3,480,000	2,818,800
Continental Airlines, Inc.:
6.648% 3/15/19	1,604,067	1,267,213
6.795% 2/2/20	3,331,707	2,365,512
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,777,136	1,909,281
7.57% 11/18/10	5,885,000	5,325,925
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	3,024,000	1,905,120
Southwest Airlines Co. pass-thru trust certificates 6.15% 8/1/22	2,281,936	2,094,733
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,526,280	1,045,502
8.36% 7/20/20	5,415,799	3,723,362

	Principal Amount	Value
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	$ 1,685,165	$ 1,112,209
6.071% 9/1/14	32,567	32,242
6.201% 3/1/10	13,863	13,724
6.602% 9/1/13	42,092	40,408
7.032% 4/1/12	735,227	713,170
7.186% 10/1/12	1,826,310	1,771,521
		28,641,243
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (h)	941,000	851,424
Industrial Conglomerates - 0.7%
Covidien International Finance SA:
5.45% 10/15/12	2,155,000	2,213,506
6.55% 10/15/37	1,865,000	1,836,544
General Electric Co. 5.25% 12/6/17	7,130,000	6,593,895
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (b)	6,485,000	6,577,307
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (b)	3,600,000	3,719,153
		20,940,405
TOTAL INDUSTRIALS		57,360,357
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	1,225,000	784,423
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	173,447
National Semiconductor Corp.:
1.57% 6/15/10 (h)	1,092,000	956,910
6.15% 6/15/12	5,265,000	4,096,581
		5,226,938
TOTAL INFORMATION TECHNOLOGY		6,011,361
MATERIALS - 1.1%
Chemicals - 0.1%
Lubrizol Corp. 8.875% 2/1/19	3,277,000	3,370,182
Metals & Mining - 1.0%
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	3,707,000	3,732,556
6.5% 4/1/19	3,707,000	3,755,710
Nucor Corp.:
5.85% 6/1/18	3,180,000	3,175,249
6.4% 12/1/37	2,550,000	2,409,531
Rio Tinto Finance Ltd.:
5.875% 7/15/13	7,725,000	6,927,131
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance Ltd.: - continued
6.5% 7/15/18	$ 2,796,000	$ 2,446,950
7.125% 7/15/28	3,500,000	2,873,546
United States Steel Corp. 6.65% 6/1/37	2,270,000	1,282,289
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,070,156
		29,673,118
TOTAL MATERIALS		33,043,300
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,299,272
AT&T, Inc.:
6.3% 1/15/38	364,000	319,633
6.8% 5/15/36	10,939,000	10,332,607
BellSouth Capital Funding Corp. 7.875% 2/15/30	620,000	633,036
British Telecommunications PLC 9.125% 12/15/30	2,250,000	2,045,054
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,500,000	2,492,383
SBC Communications, Inc.:
6.15% 9/15/34	825,000	722,802
6.45% 6/15/34	3,975,000	3,579,193
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	4,300,500
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,726,862
5.25% 10/1/15	192,000	161,886
6.999% 6/4/18	3,792,000	3,437,020
7.2% 7/18/36	3,523,000	2,787,630
Telefonica Emisiones SAU:
1.5875% 6/19/09 (h)	1,654,000	1,648,163
5.855% 2/4/13	1,438,000	1,489,046
6.221% 7/3/17	2,885,000	2,956,591
7.045% 6/20/36	4,335,000	4,454,334
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,169,600
6.25% 4/1/37	1,380,000	1,227,564
6.4% 2/15/38	2,893,000	2,622,658
6.9% 4/15/38	2,420,000	2,340,566
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	5,138,136
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,121,563
		60,006,099

	Principal Amount	Value
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	$ 740,000	$ 790,694
8.125% 5/1/12	1,130,000	1,231,934
Sprint Nextel Corp. 6% 12/1/16	2,260,000	1,615,900
Vodafone Group PLC 5% 12/16/13	2,775,000	2,812,138
		6,450,666
TOTAL TELECOMMUNICATION SERVICES		66,456,765
UTILITIES - 4.5%
Electric Utilities - 2.6%
Alabama Power Co. 4.85% 12/15/12	4,095,000	4,223,616
AmerenUE 6.4% 6/15/17	6,509,000	6,253,496
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,845,000	4,693,642
Commonwealth Edison Co.:
5.4% 12/15/11	2,394,000	2,399,269
5.8% 3/15/18	4,010,000	3,799,226
6.15% 9/15/17	2,890,000	2,746,436
Duke Energy Carolinas LLC:
5.25% 1/15/18	1,890,000	1,924,991
6.05% 4/15/38	1,742,000	1,749,081
EDP Finance BV 6% 2/2/18 (b)	2,864,000	2,734,235
Enel Finance International SA:
6.25% 9/15/17 (b)	1,455,000	1,318,416
6.8% 9/15/37 (b)	4,424,000	3,633,807
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,309,066
6.75% 5/1/11	2,425,000	2,457,143
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	2,982,700
FPL Group Capital, Inc. 7.875% 12/15/15	2,390,000	2,699,099
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,331,244
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,031,450
Ohio Power Co. 1.605% 4/5/10 (h)	1,167,000	1,139,853
Oncor Electric Delivery Co. 6.375% 5/1/12	1,885,000	1,864,080
Oncor Electric Delivery Co. LLC 6.8% 9/1/18 (b)	7,178,000	7,038,108
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,707,803
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	6,230,000	3,551,100
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,911,752
7.1% 3/1/11	3,932,000	4,076,277
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co. 5.95% 2/1/38	$ 1,890,000	$ 1,871,811
West Penn Power Co. 5.95% 12/15/17 (b)	3,275,000	2,966,862
		79,414,563
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	191,710
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	5,632,676
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	5,977,607
PPL Energy Supply LLC:
5.7% 10/15/35	4,175,000	3,785,030
6.2% 5/15/16	1,229,000	1,114,535
6.5% 5/1/18	2,640,000	2,320,069
TXU Corp. 5.55% 11/15/14	980,000	372,400
		19,202,317
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,565,173
6.25% 6/30/12	1,938,000	2,004,919
6.3% 9/30/66 (h)	9,255,000	5,229,075
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,533,744
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,800,000	1,770,775
5.875% 10/1/12	2,880,000	2,989,944
6.5% 9/15/37	3,280,000	3,033,242
National Grid PLC 6.3% 8/1/16	7,820,000	7,602,463
NiSource Finance Corp.:
1.8206% 11/23/09 (h)	412,000	393,087
5.4% 7/15/14	3,885,000	3,109,601
5.45% 9/15/20	2,135,000	1,564,389
6.4% 3/15/18	3,220,000	2,605,486
7.875% 11/15/10	925,000	908,949
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	2,740,000	1,616,600
WPS Resources Corp. 6.11% 12/1/66 (h)	2,330,000	1,234,900
		41,162,347
TOTAL UTILITIES		139,970,937
TOTAL NONCONVERTIBLE BONDS (Cost $1,123,027,374)		971,674,539
U.S. Government and Government Agency Obligations - 16.2%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.4%
Fannie Mae:
3.625% 2/12/13	$ 4,230,000	$ 4,478,474
4.75% 11/19/12	4,110,000	4,505,883
5% 2/16/12	20,940,000	22,883,494
Federal Home Loan Bank 3.625% 5/29/13	2,940,000	3,093,403
Freddie Mac:
4% 6/12/13	17,620,000	18,610,191
5.75% 1/15/12	15,975,000	17,721,659
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,488,848
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,210,000	1,222,781
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		75,004,733
U.S. Treasury Inflation Protected Obligations - 7.9%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18	18,441,276	18,683,292
2% 1/15/14 (e)	177,207,220	182,661,629
2% 7/15/14	5,599,900	5,792,420
2.625% 7/15/17	34,225,296	37,212,702
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		244,350,043
U.S. Treasury Obligations - 5.9%
U.S. Treasury Notes:
1.75% 3/31/14	40,282,000	40,420,490
1.875% 2/28/14	7,710,000	7,794,347
3.375% 6/30/13 (e)	126,309,000	136,542,050
TOTAL U.S. TREASURY OBLIGATIONS		184,756,887
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $485,671,653)		504,111,663
U.S. Government Agency - Mortgage Securities - 36.3%

Fannie Mae - 32.3%
3.781% 6/1/34 (h)	942,999	945,070
3.915% 7/1/35 (h)	698,221	701,198
3.95% 6/1/33 (h)	127,691	127,968
3.998% 10/1/33 (h)	1,599,620	1,600,401
4% 8/1/18 to 6/1/19	2,821,652	2,891,304
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.015% 8/1/36 (h)	$ 2,834,271	$ 2,855,419
4.057% 5/1/34 (h)	2,159,988	2,160,781
4.097% 4/1/34 (h)	2,992,347	3,000,897
4.234% 9/1/33 (h)	1,375,958	1,380,023
4.303% 3/1/33 (h)	103,430	105,362
4.324% 7/1/35 (h)	655,000	662,452
4.331% 2/1/35 (h)	717,569	722,073
4.432% 3/1/35 (h)	330,210	336,229
4.456% 7/1/35 (h)	580,119	584,290
4.475% 3/1/35 (h)	691,105	700,337
4.491% 7/1/35 (h)	80,424	81,053
4.5% 4/1/18 to 10/1/35	94,877,091	97,784,478
4.512% 11/1/36 (h)	2,375,156	2,424,144
4.519% 3/1/35 (h)	1,114,617	1,120,292
4.525% 5/1/35 (h)	472,988	479,599
4.541% 10/1/35 (h)	5,310,342	5,401,958
4.545% 12/1/36 (h)	3,868,605	3,958,066
4.548% 10/1/33 (h)	155,766	157,629
4.616% 9/1/35 (h)	3,951,862	4,037,211
4.641% 10/1/33 (h)	66,691	67,102
4.647% 2/1/35 (h)	6,424,783	6,530,954
4.647% 4/1/35 (h)	3,586,089	3,660,052
4.667% 7/1/35 (h)	192,691	196,733
4.738% 8/1/33 (h)	189,822	191,584
4.739% 10/1/35 (h)	1,352,560	1,373,334
4.765% 2/1/34 (h)	51,962	53,017
4.858% 10/1/34 (h)	2,406,390	2,434,562
4.965% 3/1/35 (h)	33,212	33,403
4.967% 7/1/34 (h)	82,976	83,941
4.98% 5/1/35 (h)	2,656,089	2,673,567
4.987% 7/1/35 (h)	3,334,340	3,390,148
5% 10/1/17 to 7/1/37	136,489,406	141,662,364
5.057% 9/1/34 (h)	1,464,798	1,482,178
5.075% 7/1/34 (h)	3,355,384	3,443,463
5.101% 3/1/35 (h)	131,766	132,592
5.189% 6/1/35 (h)	744,243	749,928
5.194% 5/1/35 (h)	2,436,043	2,490,105
5.205% 5/1/36 (h)	922,841	940,898
5.291% 12/1/35 (h)	1,272,025	1,308,315
5.305% 2/1/36 (h)	2,566,969	2,643,776
5.5% 6/1/09 to 8/1/37	287,779,081	300,150,193
5.5% 4/13/39 (c)(d)	57,000,000	59,157,131
5.56% 9/1/36 (h)	1,461,661	1,498,846
5.593% 7/1/37 (h)	718,827	743,163
5.648% 9/1/35 (h)	996,320	1,035,394
5.705% 4/1/36 (h)	2,988,322	3,092,483
6% 6/1/14 to 5/1/37	160,989,717	169,824,419
6% 5/12/39 (c)	40,000,000	41,668,004

	Principal Amount	Value
6.013% 4/1/36 (h)	$ 544,770	$ 563,294
6.243% 6/1/36 (h)	267,805	272,417
6.318% 4/1/36 (h)	557,178	576,334
6.5% 6/1/11 to 7/1/34	32,523,280	34,521,829
6.5% 4/13/39 (c)	70,000,000	73,714,312
7% 3/1/15 to 8/1/32	2,795,547	2,999,546
7.5% 7/1/16 to 11/1/31	2,285,392	2,456,350
8% 1/1/30 to 5/1/30	63,219	67,580
8.5% 3/1/25 to 6/1/25	1,184	1,279
TOTAL FANNIE MAE		1,002,102,824
Freddie Mac - 2.9%
3.155% 2/1/34 (h)	189,693	189,886
3.883% 1/1/35 (h)	391,616	395,315
3.993% 7/1/33 (h)	4,427,808	4,453,061
4% 2/1/20	2,894,225	2,958,935
4.275% 6/1/35 (h)	282,054	286,498
4.317% 12/1/34 (h)	258,605	263,355
4.322% 3/1/35 (h)	445,931	453,850
4.364% 2/1/35 (h)	579,485	588,607
4.406% 3/1/35 (h)	330,877	336,468
4.471% 3/1/35 (h)	274,976	279,649
4.52% 2/1/35 (h)	539,767	549,723
4.772% 10/1/34 (h)	796,074	808,355
4.814% 9/1/34 (h)	384,815	392,644
4.821% 3/1/36 (h)	497,863	504,430
5% 4/13/39 (c)	5,000,000	5,154,336
5% 4/13/39 (c)(d)	5,000,000	5,154,336
5% 5/12/39 (c)	5,000,000	5,139,492
5.14% 4/1/35 (h)	1,351,199	1,380,968
5.239% 2/1/35 (h)	351,713	354,464
5.257% 3/1/35 (h)	188,484	189,739
5.389% 11/1/35 (h)	728,425	746,894
5.519% 1/1/36 (h)	1,623,016	1,664,061
5.684% 10/1/35 (h)	471,857	491,985
5.855% 3/1/33 (h)	43,057	43,876
5.864% 6/1/36 (h)	639,333	659,147
5.986% 6/1/36 (h)	552,297	569,658
6% 4/1/32 to 7/1/37	12,537,024	13,229,786
6% 4/1/39 (c)(d)	40,000,000	41,810,192
6.101% 6/1/36 (h)	625,182	647,539
6.704% 8/1/36 (h)	488,099	504,200
7.5% 5/1/17 to 11/1/31	254,426	272,434
8% 7/1/17 to 5/1/27	37,262	39,995
8.5% 3/1/20 to 1/1/28	168,406	181,865
TOTAL FREDDIE MAC		90,695,743
Government National Mortgage Association - 1.1%
3.75% 1/20/34 (h)	1,282,582	1,277,740
4.25% 7/20/34 (h)	300,650	302,603
4.5% 2/20/37 (h)	5,040,574	5,127,947
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
6% 4/15/09 to 11/15/34	$ 11,123,483	$ 11,724,204
6.5% 4/15/09 to 11/15/35	10,753,922	11,408,525
7% 1/15/28 to 7/15/32	4,550,934	4,865,163
7.5% 4/15/22 to 10/15/28	1,102,048	1,176,969
8% 2/15/17 to 9/15/30	115,532	124,105
8.5% 12/15/16 to 3/15/30	33,233	36,377
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		36,043,633
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,092,663,867)		1,128,842,200
Asset-Backed Securities - 3.4%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8719% 1/25/35 (h)	35,616	13,000
Series 2005-1 Class M1, 0.9919% 4/25/35 (h)	657,000	331,025
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 3.1469% 6/25/33 (h)	43,263	29,949
Series 2004-HE1 Class M1, 1.0219% 2/25/34 (h)	98,901	83,694
Series 2004-OP1 Class M1, 1.0419% 4/25/34 (h)	218,634	100,716
Series 2005-HE2 Class M2, 0.9719% 4/25/35 (h)	92,000	69,669
Series 2005-SD1 Class A1, 0.9219% 11/25/50 (h)	97,155	86,663
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.575% 9/20/13 (h)	1,940,000	1,358,000
Series 2006-A7 Class A7, 0.565% 10/20/12 (h)	2,080,000	1,726,400
Series 2006-C1 Class C1, 1.025% 10/20/14 (h)	419,000	20,950
Series 2007-A1 Class A, 0.595% 1/20/15 (h)	1,420,000	922,943
Series 2007-A4 Class A4, 0.575% 4/22/13 (h)	1,536,000	1,140,207
Series 2007-A5 Class A5, 1.045% 8/20/13 (h)	2,900,000	1,936,250
Airspeed Ltd. Series 2007-1A Class C1, 3.0563% 6/15/32 (b)(h)	2,859,778	886,245
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (b)(h)	344,483	340,930

	Principal Amount	Value
American Express Credit Account Master Trust Series 2004-C Class C, 1.0563% 2/15/12 (b)(h)	$ 87,400	$ 81,970
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	151,999	151,690
Series 2006-1:
Class B1, 5.2% 3/6/11	228,156	225,340
Class C1, 5.28% 11/6/11	1,850,000	1,688,305
Series 2008-AF Class A3, 5.68% 12/12/12	5,225,000	4,254,511
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2219% 12/25/33 (h)	54,274	31,327
Series 2004-R10 Class M1, 1.2219% 11/25/34 (h)	239,000	107,232
Series 2004-R11 Class M1, 1.1819% 11/25/34 (h)	205,737	69,070
Series 2004-R2:
Class M1, 0.9519% 4/25/34 (h)	90,000	67,029
Class M3, 1.0719% 4/25/34 (h)	58,686	20,697
Series 2005-R1 Class M1, 0.9719% 3/25/35 (h)	332,000	158,818
Series 2005-R10 Class A2B, 0.7419% 12/25/35 (h)	292,205	176,486
Series 2005-R2 Class M1, 0.9719% 4/25/35 (h)	727,000	388,879
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8519% 6/25/32 (h)	61,899	29,956
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9119% 3/1/34 (h)	16,878	3,093
Series 2004-W11 Class M2, 1.2219% 11/25/34 (h)	198,000	60,446
Series 2004-W5 Class M1, 1.1219% 4/25/34 (h)	2,679,000	1,402,765
Series 2004-W7:
Class M1, 1.0719% 5/25/34 (h)	209,000	69,631
Class M2, 1.1219% 5/25/34 (h)	183,000	94,146
Series 2006-W4 Class A2C, 0.6819% 5/25/36 (h)	547,000	138,100
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.9419% 12/25/34 (h)	505,174	249,960
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.8013% 6/15/33 (h)	84,355	36,026
Series 2003-HE6 Class M1, 1.1719% 11/25/33 (h)	189,000	99,307
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE2 Class M1, 1.0719% 4/25/34 (h)	$ 940,000	$ 381,817
Series 2004-HE3:
Class M1, 1.0619% 6/25/34 (h)	83,000	30,945
Class M2, 1.6419% 6/25/34 (h)	144,293	89,186
Series 2004-HE6 Class A2, 0.8819% 6/25/34 (h)	146,710	55,942
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.6363% 3/15/12 (h)	1,209,000	1,113,224
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.1525% 5/28/44 (h)	114,072	69,728
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.1975% 2/28/44 (h)	223,284	134,473
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9719% 9/25/35 (h)	37,935	25,618
Series 2005-FR1 Class M1, 1.0219% 6/25/35 (h)	341,000	142,427
Series 2005-HE2 Class M1, 1.0219% 2/25/35 (h)	537,219	162,107
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (h)	809,141	720,443
C-BASS Trust Series 2006-CB7 Class A2, 0.5819% 10/25/36 (h)	162,626	127,382
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.9313% 6/15/10 (h)	167,892	166,554
Series 2006-1:
Class B, 5.26% 10/15/10	945,000	935,017
Class C, 5.55% 1/18/11	5,965,000	5,737,850
Class D, 7.16% 1/15/13 (b)	645,000	580,197
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	570,000
Class C, 5.73% 3/15/11	660,000	231,000
Class D, 6.05% 1/17/12	1,630,000	489,000
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.5663% 7/15/11 (h)	114,624	108,498
Capital One Multi-Asset Execution Trust:
Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,235,241
Series 2007-C3 Class C3, 0.8463% 4/15/13 (b)(h)	1,024,000	837,703

	Principal Amount	Value
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	$ 4,260,000	$ 2,823,306
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.8219% 7/25/36 (h)	402,000	13,986
Series 2006-NC3 Class M10, 2.5219% 8/25/36 (b)(h)	255,000	2,538
Series 2007-RFC1 Class A3, 0.6619% 12/25/36 (h)	635,000	165,100
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.725% 5/20/17 (b)(h)	93,096	67,690
Series 2005-1A Class A1, 4.67% 5/20/17 (b)	397,840	308,118
Chase Issuance Trust:
Series 2004-3 Class C, 1.0263% 6/15/12 (h)	187,000	170,531
Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	1,985,286
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	109,685	52,649
Citibank Credit Card Issuance Trust Series 2007-B6 Class B6, 5% 11/8/12	4,800,000	4,102,466
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.9319% 12/25/33 (b)(h)	132,292	84,355
Series 2007-AMC4 Class M1, 0.7919% 5/25/37 (h)	270,000	7,749
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	93,044	93,172
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.6163% 7/15/12 (b)(h)	461,000	438,994
Class B, 0.8363% 7/15/12 (b)(h)	461,000	434,137
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3819% 5/25/33 (h)	16,970	8,860
Series 2004-3:
Class 3A4, 0.7719% 8/25/34 (h)	65,274	34,433
Class M1, 1.0219% 6/25/34 (h)	233,000	146,391
Class M4, 1.4919% 4/25/34 (h)	56,336	27,416
Series 2004-4:
Class A, 0.8919% 8/25/34 (h)	14,341	6,796
Class M2, 1.0519% 6/25/34 (h)	207,174	130,737
Series 2005-1:
Class M1, 0.9419% 8/25/35 (h)	180,000	122,293
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-1:
Class MV2, 0.9619% 7/25/35 (h)	$ 498,000	$ 322,022
Series 2005-3 Class MV1, 0.9419% 8/25/35 (h)	873,000	757,117
Series 2005-AB1 Class A2, 0.7319% 8/25/35 (h)	161,672	133,893
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (b)	49,354	45,266
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,052,000	1,928,880
Class C, 5.074% 6/15/35 (b)	1,862,000	1,722,350
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	840,000	551,090
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.6763% 1/17/12 (h)	1,024,000	950,340
Series 2007-1 Class B, 0.6563% 8/15/12 (h)	1,024,000	888,563
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8137% 5/28/35 (h)	13,702	7,968
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6969% 8/25/34 (h)	102,000	22,443
Series 2006-3 Class 2A3, 0.6819% 11/25/36 (h)	1,585,000	344,738
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.3469% 3/25/34 (h)	8,033	2,597
Series 2006-FF12 Class A2, 0.5619% 9/25/36 (h)	154,031	143,616
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	48,137	47,803
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (b)	1,025,000	573,680
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 1.0063% 6/15/11 (h)	713,000	499,100
Series 2006-4 Class B, 1.1063% 6/15/13 (h)	272,000	141,052
Fremont Home Loan Trust:
Series 2004-A Class M1, 1.3469% 1/25/34 (h)	416,078	224,626
Series 2005-A:
Class M1, 0.9519% 1/25/35 (h)	33,383	31,513

	Principal Amount	Value
Class M2, 0.9819% 1/25/35 (h)	$ 618,000	$ 242,920
Class M3, 1.0119% 1/25/35 (h)	334,000	110,716
Class M4, 1.2019% 1/25/35 (h)	128,000	58,632
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (b)(h)	829,000	562,228
GE Business Loan Trust Series 2003-1 Class A, 0.9863% 4/15/31 (b)(h)	125,795	77,993
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.6663% 9/17/12 (h)	313,000	283,148
Class C, 0.7963% 9/17/12 (h)	244,000	183,000
Series 2007-1 Class C, 0.8263% 3/15/13 (h)	1,671,000	1,086,150
GSAMP Trust:
Series 2002-HE Class M1, 2.42% 11/20/32 (h)	218,239	109,190
Series 2003-FM1 Class M1, 1.775% 3/20/33 (h)	416,854	221,251
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(h)	270,974	15,480
Class M1, 1.1719% 6/25/34 (h)	772,000	242,964
Series 2004-FM2 Class M1, 1.2719% 1/25/34 (h)	362,595	171,461
Series 2004-HE1 Class M1, 1.0719% 5/25/34 (h)	201,734	62,825
Series 2007-HE1 Class M1, 0.7719% 3/25/47 (h)	289,000	9,656
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8619% 11/25/34 (h)	5,588	2,226
Series 2005-MTR1 Class A1, 0.6619% 10/25/35 (h)	102,750	98,140
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.6019% 5/25/30 (b)(h)	232,504	58,126
Series 2006-3 Class C, 1.0719% 9/25/46 (b)(h)	538,000	53,800
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.4019% 2/25/33 (h)	141	26
Series 2003-3 Class M1, 1.8119% 8/25/33 (h)	351,733	153,081
Series 2003-4 Class M1, 1.7219% 10/25/33 (h)	104,557	42,429
Series 2003-5:
Class A2, 1.2219% 12/25/33 (h)	11,595	3,181
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-5:
Class M1, 1.5719% 12/25/33 (h)	$ 118,293	$ 60,694
Series 2003-7 Class A2, 1.2819% 3/25/34 (h)	584	91
Series 2003-8 Class M1, 1.6019% 4/25/34 (h)	183,339	78,715
Series 2004-3 Class M2, 2.2219% 8/25/34 (h)	117,515	60,554
Series 2004-7 Class A3, 0.9119% 1/25/35 (h)	216	77
Series 2005-1 Class M1, 0.9519% 5/25/35 (h)	424,872	369,637
Series 2005-3 Class M1, 0.9319% 8/25/35 (h)	292,780	257,235
Series 2005-5 Class 2A2, 0.7719% 11/25/35 (h)	135,719	116,984
Series 2006-1 Class 2A3, 0.7469% 4/25/36 (h)	1,226,405	847,855
Honda Auto Receivables Owner Trust Series 2008-1 Class A3, 4.47% 1/18/12	6,255,000	6,331,430
Household Home Equity Loan Trust Series 2004-1 Class M, 0.99% 9/20/33 (h)	98,946	62,525
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6963% 6/15/12 (h)	792,000	740,244
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.93% 1/20/35 (h)	271,434	148,991
Class M2, 0.96% 1/20/35 (h)	203,804	102,391
Series 2005-3 Class A1, 0.73% 1/20/35 (h)	141,795	76,015
Series 2006-2:
Class M1, 0.815% 3/20/36 (h)	221,892	116,791
Class M2, 0.835% 3/20/36 (h)	366,717	181,683
Series 2006-3 Class A1V, 0.625% 3/20/36 (h)	217,998	208,903
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7119% 1/25/37 (h)	436,000	80,297
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	1,903,971	1,935,609
Series 2006-1:
Class B, 5.29% 11/15/12	151,836	151,978
Class C, 5.34% 11/15/12	195,217	197,136
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6519% 11/25/36 (h)	438,000	181,770
Class MV1, 0.7519% 11/25/36 (h)	356,000	49,193

	Principal Amount	Value
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.7963% 12/27/09 (h)	$ 374,444	$ 289,864
Series 2006-A Class 2A1, 1.4963% 9/27/21 (h)	197,714	192,986
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7519% 6/25/33 (h)	735,675	315,488
Series 2004-2:
Class M1, 1.0519% 6/25/34 (h)	744,000	402,269
Class M2, 1.6019% 6/25/34 (h)	150,428	115,167
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7819% 10/25/36 (h)	158,000	3,095
Series 2007-HE1 Class M1, 0.8219% 5/25/37 (h)	249,000	7,323
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.2219% 7/25/34 (h)	205,492	140,995
Series 2003-OPT1 Class M1, 1.1719% 7/25/34 (h)	56,516	39,297
Series 2006-FM1 Class A2B, 0.6319% 4/25/37 (h)	916,000	608,102
Series 2006-OPT1 Class A1A, 0.7819% 6/25/35 (h)	597,740	277,763
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1719% 12/27/32 (h)	14,790	8,210
Series 2003-NC7 Class M1, 1.5719% 6/25/33 (h)	183,099	92,260
Series 2003-NC8 Class M1, 1.5719% 9/25/33 (h)	141,883	73,543
Series 2004-HE6 Class A2, 0.8619% 8/25/34 (h)	20,187	3,545
Series 2004-NC2 Class M1, 1.3469% 12/25/33 (h)	362,538	153,481
Series 2005-HE1 Class M2, 0.9919% 12/25/34 (h)	172,000	84,364
Series 2005-HE2 Class M1, 0.9219% 1/25/35 (h)	155,000	40,274
Series 2005-NC1 Class M1, 0.9619% 1/25/35 (h)	141,000	38,646
Series 2007-HE2 Class A2A, 0.5619% 1/25/37 (h)	37,843	26,377
Series 2007-HE4 Class A2A, 0.6319% 2/25/37 (h)	36,808	22,454
Series 2007-NC3 Class A2A, 0.5819% 5/25/37 (h)	20,165	13,827
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.0219% 1/25/32 (h)	3,101	751
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-AM3 Class A3, 1.5019% 2/25/33 (h)	$ 36,132	$ 29,568
Series 2002-HE2 Class M1, 2.0219% 8/25/32 (h)	226,839	105,133
Series 2002-NC1 Class M1, 1.7219% 2/25/32 (b)(h)	192,835	98,926
Series 2002-NC3:
Class A3, 1.2019% 8/25/32 (h)	12,136	1,936
Class M1, 1.6019% 8/25/32 (h)	21,794	9,820
Series 2003-NC1 Class M1, 2.0969% 11/25/32 (h)	142,302	56,828
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.6219% 4/25/37 (h)	27,571	18,291
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	1,750,000	98,985
Series 2006-3 Class A1, 0.5519% 9/25/19 (h)	400,870	383,499
Series 2006-4 Class A1, 0.5519% 3/25/25 (h)	351,530	309,738
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.6019% 1/25/34 (h)	409,824	219,814
Series 2005-4 Class M2, 1.0319% 9/25/35 (h)	503,000	84,013
Series 2005-D Class M2, 0.9919% 2/25/36 (h)	105,000	5,186
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	89,523	84,459
Series 2006-HE2 Class A2, 0.6419% 3/25/36 (h)	270,192	246,372
Ocala Funding LLC Series 2006-1A Class A, 1.945% 3/20/11 (b)(h)	414,000	165,600
Option One Mortgage Loan Trust Series 2004-3 Class M3, 1.1719% 11/25/34 (h)	121,000	71,456
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.2019% 9/25/34 (h)	98,000	51,090
Class M3, 1.7719% 9/25/34 (h)	188,000	28,901
Class M4, 1.9719% 9/25/34 (h)	241,000	19,276
Series 2004-WCW2 Class M3, 1.0719% 7/25/35 (h)	141,000	16,509
Series 2004-WHQ2 Class M1, 1.1119% 2/25/35 (h)	410,000	279,971

	Principal Amount	Value
Series 2004-WWF1:
Class M2, 1.2019% 2/25/35 (h)	$ 566,000	$ 288,660
Class M3, 1.2619% 2/25/35 (h)	70,000	19,873
Series 2005-WCH1:
Class M2, 1.0419% 1/25/35 (h)	1,972,000	992,446
Class M3, 1.0819% 1/25/35 (h)	168,000	53,990
Class M4, 1.3519% 1/25/35 (h)	520,000	68,980
Series 2005-WHQ2 Class M7, 1.7719% 5/25/35 (h)	1,251,000	49,101
Providian Master Note Trust Series 2006-C1A Class C1, 1.1063% 3/16/15 (b)(h)	759,000	341,550
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5919% 2/25/37 (h)	804,270	685,643
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3219% 4/25/33 (h)	1,796	288
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.3169% 3/25/35 (h)	666,000	268,118
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.695% 3/20/19 (b)(h)	367,806	261,106
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.27% 6/15/33 (h)	448,000	201,600
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.7363% 8/15/11 (b)(h)	609,000	517,650
Class C, 0.9363% 8/15/11 (b)(h)	278,000	222,400
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.1219% 8/25/34 (h)	80,520	52,682
Series 2003-BC4 Class M1, 1.1219% 11/25/34 (h)	685,000	266,974
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6719% 9/25/34 (h)	31,723	2,341
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8819% 2/25/34 (h)	48,282	20,058
Series 2007-BC4 Class A3, 0.7719% 11/25/37 (h)	6,494,716	4,735,138
Series 2007-GEL1 Class A2, 0.7119% 1/25/37 (b)(h)	461,000	125,265
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.6563% 9/15/11 (h)	1,852,000	1,555,680
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust: - continued
Series 2004-A10:
Class B, 0.8363% 9/15/11 (h)	$ 1,385,000	$ 415,500
Series 2007-AE1:
Class A, 0.6563% 1/15/12 (h)	345,000	262,200
Class B, 0.8563% 1/15/12 (h)	300,000	90,000
Class C, 1.1563% 1/15/12 (h)	372,000	79,980
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.6563% 6/15/12 (h)	1,012,000	733,700
Class B, 0.7763% 6/15/12 (h)	2,515,000	1,006,000
Class C, 1.0563% 6/15/12 (h)	1,500,000	450,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9519% 9/25/34 (h)	10,148	2,115
Series 2003-6HE Class A1, 0.9919% 11/25/33 (h)	12,837	3,392
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.8863% 5/16/11 (b)(h)	997,000	968,181
Series 2006-2:
Class B, 0.7063% 10/17/11 (h)	1,206,000	1,074,282
Class C, 0.9063% 10/17/11 (h)	1,133,000	906,400
Series 2007-1 Class C, 0.9263% 6/15/12 (h)	1,292,000	906,915
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (b)	4,000,000	3,910,000
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.5863% 9/16/13 (b)(h)	1,935,000	1,873,080
Series 2006-C2A Class C2, 1.0563% 8/15/15 (b)(h)	2,465,000	1,106,750
Series 2006-C3A Class C3A, 0.9363% 10/15/13 (b)(h)	1,725,000	1,437,001
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	1,665,000	1,520,739
Series 2007-C1 Class C1, 0.9563% 5/15/14 (b)(h)	1,501,000	870,580
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (b)(h)	630,180	75,622
TOTAL ASSET-BACKED SECURITIES (Cost $137,696,178)		106,124,290
Collateralized Mortgage Obligations - 4.5%

Private Sponsor - 1.8%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (b)(h)	236,000	177,000

	Principal Amount	Value
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (b)(h)	$ 830,000	$ 757,234
Class 2M, 1.4375% 2/17/52 (b)(h)	564,000	500,291
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (b)(h)	529,679	265,833
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (h)	485,000	72,750
Class C, 5.6985% 4/10/49 (h)	1,290,000	180,600
Class D, 5.6985% 4/10/49 (h)	650,000	84,500
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2035% 12/25/33 (h)	23,732	18,570
Series 2004-B Class 1A1, 5.6716% 3/25/34 (h)	26,417	20,120
Series 2004-C Class 1A1, 5.9713% 4/25/34 (h)	46,810	34,999
Series 2004-J Class 2A1, 4.762% 11/25/34 (h)	1,344,307	991,380
Series 2005-E Class 2A7, 4.6148% 6/25/35 (h)	2,680,000	1,306,159
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.8019% 1/25/35 (h)	1,059,720	513,452
Series 2005-2 Class 1A1, 0.7719% 3/25/35 (h)	195,980	101,081
Series 2005-5 Class 1A1, 0.7419% 7/25/35 (h)	251,734	129,311
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9664% 2/25/37 (h)	661,348	489,398
Series 2007-A2 Class 2A1, 5.1798% 7/25/37 (h)	336,117	270,733
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0956% 12/10/49 (h)	7,310,000	5,536,636
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.2301% 8/25/34 (h)	3,485,439	2,722,076
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.9219% 5/25/33 (h)	29,877	29,335
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.9219% 1/25/34 (h)	19,880	9,609
Series 2004-2 Class 7A3, 0.9219% 2/25/35 (h)	43,954	24,210
Series 2004-4 Class 5A2, 0.9219% 3/25/35 (h)	9,512	4,406
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-1 Class 5A2, 0.8519% 5/25/35 (h)	$ 161,295	$ 74,462
Series 2005-10:
Class 5A1, 0.7819% 1/25/36 (h)	252,924	120,177
Class 5A2, 0.8419% 1/25/36 (h)	113,948	52,240
Series 2005-2:
Class 6A2, 0.8019% 6/25/35 (h)	39,174	17,684
Class 6M2, 1.0019% 6/25/35 (h)	519,000	95,882
Series 2005-3 Class 8A2, 0.7619% 7/25/35 (h)	184,130	85,026
Series 2005-4 Class 7A2, 0.7519% 8/25/35 (h)	60,425	25,632
Series 2005-8 Class 7A2, 0.8019% 11/25/35 (h)	150,043	83,312
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2619% 5/25/34 (h)	5,461	2,720
Series 2004-AR5 Class 11A2, 1.2619% 6/25/34 (h)	11,407	5,837
Series 2004-AR6 Class 9A2, 1.2619% 10/25/34 (h)	53,763	26,957
Series 2004-AR7 Class 6A2, 1.2819% 8/25/34 (h)	15,694	7,300
Series 2004-AR8 Class 8A2, 0.9019% 9/25/34 (h)	10,410	5,207
Series 2007-AR7 Class 2A1, 4.6046% 11/25/34 (h)	1,277,237	875,222
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6819% 3/25/37 (h)	1,210,000	331,875
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.6463% 9/19/36 (h)	236,683	197,535
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (h)	20,111	9,922
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (b)(h)	1,007,000	779,418
Class C2, 1.6125% 10/18/54 (b)(h)	337,000	148,347
Class M2, 1.3925% 10/18/54 (b)(h)	579,000	379,592
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (b)(h)	863,000	412,049

	Principal Amount	Value
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (b)(h)	$ 1,097,000	$ 483,075
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.145% 12/20/54 (b)(h)	2,117,000	127,020
Series 2006-2 Class C1, 1.015% 12/20/54 (h)	1,885,000	131,950
Series 2006-3 Class C2, 1.045% 12/20/54 (h)	396,000	24,394
Series 2006-4:
Class B1, 0.635% 12/20/54 (h)	1,059,000	180,030
Class C1, 0.925% 12/20/54 (h)	647,000	38,820
Class M1, 0.715% 12/20/54 (h)	279,000	30,690
Series 2007-1:
Class 1C1, 0.845% 12/20/54 (h)	654,000	45,780
Class 1M1, 0.695% 12/20/54 (h)	425,000	46,750
Class 2C1, 0.975% 12/20/54 (h)	298,000	20,860
Class 2M1, 0.795% 12/20/54 (h)	546,000	60,060
Series 2007-2 Class 2C1, 0.9856% 12/17/54 (h)	757,000	45,420
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (h)	151,584	19,111
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8294% 4/25/35 (h)	1,416,773	870,973
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.7763% 5/19/35 (h)	149,522	54,865
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (b)(h)	215,000	150,500
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9719% 10/25/34 (h)	54,181	30,112
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2619% 3/25/35 (h)	91,506	23,888
Series 2005-1:
Class M4, 1.2719% 4/25/35 (h)	10,798	1,560
Class M5, 1.2919% 4/25/35 (h)	10,798	1,317
Class M6, 1.3419% 4/25/35 (h)	17,371	1,873
Series 2005-3 Class A1, 0.7619% 8/25/35 (h)	216,903	108,559
Series 2005-4 Class 1B1, 1.8219% 5/25/35 (h)	67,447	5,836
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-6 Class 1M3, 1.1319% 10/25/35 (h)	$ 58,386	$ 3,910
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	6,230,000	4,080,351
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.6093% 12/25/34 (h)	1,098,068	853,318
Series 2006-A2 Class 5A1, 5.1367% 11/25/33 (h)	1,544,754	1,272,291
Series 2007-A1 Class 1A1, 4.1971% 7/25/35 (h)	3,813,390	2,956,288
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (b)(h)	171,994	73,139
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7919% 3/25/35 (h)	26,163	14,353
Series 2007-3 Class 22A2, 0.7319% 5/25/47 (h)	502,000	187,415
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	383,282	281,196
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6919% 2/25/37 (h)	627,940	213,499
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.7463% 6/15/22 (b)(h)	449,000	202,050
Class D, 0.7563% 6/15/22 (b)(h)	173,000	51,900
Class E, 0.7663% 6/15/22 (b)(h)	276,000	69,000
Class F, 0.7963% 6/15/22 (b)(h)	498,000	109,560
Class G, 0.8663% 6/15/22 (b)(h)	103,000	20,600
Class H, 0.8863% 6/15/22 (b)(h)	207,000	31,050
Class J, 0.9263% 6/15/22 (b)(h)	242,000	24,200
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.9119% 3/25/28 (h)	75,411	43,996
Series 2003-B Class A1, 0.8619% 4/25/28 (h)	82,286	48,106
Series 2003-D Class A, 0.8319% 8/25/28 (h)	69,926	45,057
Series 2003-E Class A2, 2.0813% 10/25/28 (h)	115,419	68,838
Series 2003-F Class A2, 2.0963% 10/25/28 (h)	94,240	56,324

	Principal Amount	Value
Series 2004-A Class A2, 2.0063% 4/25/29 (h)	$ 107,356	$ 66,516
Series 2004-B Class A2, 2.8388% 6/25/29 (h)	82,325	48,647
Series 2004-C Class A2, 2.15% 7/25/29 (h)	94,976	58,841
Series 2004-D Class A2, 2.1113% 9/25/29 (h)	80,322	47,549
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (h)	191,782	115,846
Class A2D, 2.3063% 11/25/29 (h)	27,844	16,754
Series 2004-G Class A2, 3.48% 11/25/29 (h)	93,406	55,060
Series 2005-A Class A2, 2.0013% 2/25/30 (h)	90,311	54,225
Series 2005-B Class A2, 2.7988% 7/25/30 (h)	275,708	167,854
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	4,570,000	3,848,570
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8919% 12/25/34 (h)	97,514	63,648
Class A2, 0.9719% 12/25/34 (h)	132,193	81,311
Series 2005-2 Class 1A1, 0.7819% 5/25/35 (h)	110,411	61,277
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8119% 7/25/35 (h)	1,132,208	492,035
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.8219% 3/25/37 (h)	861,000	31,906
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (h)	723,000	523,701
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (h)	189,000	139,860
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (h)	1,985,938	1,375,878
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.8963% 7/10/35 (b)(h)	476,458	218,504
Series 2003-CB1:
Class B3, 1.9963% 6/10/35 (b)(h)	368,964	195,182
Class B4, 2.1963% 6/10/35 (b)(h)	709,052	339,778
Class B5, 2.7963% 6/10/35 (b)(h)	484,465	226,391
Class B6, 3.2963% 6/10/35 (b)(h)	285,546	133,007
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-A:
Class B4, 1.7463% 2/10/36 (b)(h)	$ 281,606	$ 92,958
Class B5, 2.2463% 2/10/36 (b)(h)	188,043	58,425
Series 2004-B Class B4, 1.6463% 2/10/36 (b)(h)	122,122	35,562
Series 2004-C:
Class B4, 1.4963% 9/10/36 (b)(h)	157,207	44,238
Class B5, 1.8963% 9/10/36 (b)(h)	175,812	42,248
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.6219% 9/25/46 (h)	591,674	439,215
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	85,927	76,824
Series 2004-SL2 Class A1, 6.5% 10/25/16	131,478	113,763
Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (h)	87,794	54,527
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9719% 6/25/33 (b)(h)	96,571	63,541
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.6219% 2/25/36 (b)(h)	15,236	14,918
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (h)	148,947	93,186
Series 2004-1 Class A, 1.8888% 2/20/34 (h)	56,146	36,057
Series 2004-10 Class A4, 4.5188% 11/20/34 (h)	81,019	50,064
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (h)	246,583	138,335
Series 2004-3 Class A, 3.885% 5/20/34 (h)	76,207	46,735
Series 2004-4 Class A, 4.4388% 5/20/34 (h)	291,848	169,319
Series 2004-5 Class A3, 2.9113% 6/20/34 (h)	114,721	65,529
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (h)	88,636	57,073
Class A3B, 2.3038% 7/20/34 (h)	16,914	9,695
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (h)	89,156	53,573

	Principal Amount	Value
Class A3B, 2.1388% 7/20/34 (h)	$ 10,966	$ 6,448
Series 2004-8 Class A2, 2.15% 9/20/34 (h)	221,328	132,670
Series 2005-1 Class A2, 1.7513% 2/20/35 (h)	149,418	89,717
Series 2005-2 Class A2, 2.03% 3/20/35 (h)	184,565	111,706
Series 2005-3 Class A1, 0.745% 5/20/35 (h)	90,599	44,562
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.9219% 9/25/33 (b)(h)	32,328	13,699
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.7219% 9/25/36 (h)	1,153,000	513,186
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 0.6019% 9/25/46 (h)	48,560	46,420
Series 2006-AR7 Class C1B1, 0.5819% 7/25/46 (h)	18,472	17,934
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5304% 6/25/34 (h)	1,447,280	1,136,642
Series 2005-AR10 Class 2A2, 4.1913% 6/25/35 (h)	4,075,061	3,018,240
Series 2005-AR12:
Class 2A5, 4.2651% 7/25/35 (h)	3,710,000	1,922,552
Class 2A6, 4.2651% 7/25/35 (h)	5,189,365	3,825,717
Series 2005-AR3 Class 2A1, 4.4069% 3/25/35 (h)	1,211,529	872,178
Series 2005-AR4 Class 2A2, 4.5372% 4/25/35 (h)	2,701,291	2,164,409
TOTAL PRIVATE SPONSOR		55,220,168
U.S. Government Agency - 2.7%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,874,656	3,049,973
Series 1999-57 Class PH, 6.5% 12/25/29	1,978,483	2,102,530
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.7719% 10/25/35 (h)	2,099,046	2,047,463
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	2,248,589	2,371,531
Series 2002-9 Class PC, 6% 3/25/17	341,618	364,693
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2004-81:
Class KC, 4.5% 4/25/17	$ 11,215,000	$ 11,518,515
Class KD, 4.5% 7/25/18	2,625,000	2,762,143
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	155,771	159,780
Series 2004-86 Class KC, 4.5% 5/25/19	736,460	765,121
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	8,807,337	9,236,377
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	9,154,707
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,473,073
Series 2702 Class WB, 5% 4/15/17	2,112,914	2,173,645
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,762,282
Series 2885 Class PC, 4.5% 3/15/18	2,560,000	2,631,918
Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,975,131
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,585,922
sequential payer:
Series 2508 Class CK, 5% 10/15/17	9,772,396	10,167,947
Series 2528 Class HN, 5% 11/15/17	3,195,000	3,341,078
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 36.8625% 6/16/37 (h)(j)	225,160	308,469
TOTAL U.S. GOVERNMENT AGENCY		83,952,298
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $164,531,674)		139,172,466
Commercial Mortgage Securities - 7.8%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.1562% 2/14/43 (h)	1,435,000	1,432,978
Class A3, 7.2062% 2/14/43 (h)	1,545,000	1,433,924

	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7212% 5/10/45 (h)	$ 2,100,000	$ 1,828,771
Series 2006-5:
Class A2, 5.317% 9/10/47	8,745,000	7,445,942
Class A3, 5.39% 9/10/47	1,985,000	1,538,923
Series 2007-2 Class A1, 5.421% 4/10/49	1,852,582	1,819,026
Series 2007-3 Class A3, 5.6583% 6/10/49 (h)	6,100,000	4,229,841
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	3,372,516	3,167,527
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,287,808
Series 2001-3 Class H, 6.562% 4/11/37 (b)	4,889,139	4,308,433
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 1.0263% 3/15/22 (b)(h)	217,000	97,650
Class G, 1.0863% 3/15/22 (b)(h)	141,000	53,580
Series 2006-BIX1:
Class F, 0.8663% 10/15/19 (b)(h)	558,000	223,200
Class G, 0.8863% 10/15/19 (b)(h)	380,000	133,000
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.8819% 4/25/34 (b)(h)	674,823	506,117
Class B, 2.4219% 4/25/34 (b)(h)	53,032	17,235
Class M1, 1.0819% 4/25/34 (b)(h)	43,211	24,846
Class M2, 1.7219% 4/25/34 (b)(h)	38,722	18,393
Series 2004-2:
Class A, 0.9519% 8/25/34 (b)(h)	507,635	406,108
Class M1, 1.1019% 8/25/34 (b)(h)	81,986	47,142
Series 2004-3:
Class A1, 0.8919% 1/25/35 (b)(h)	955,496	692,735
Class A2, 0.9419% 1/25/35 (b)(h)	124,375	80,844
Class M1, 1.0219% 1/25/35 (b)(h)	127,302	76,381
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2004-3:
Class M2, 1.5219% 1/25/35 (b)(h)	$ 82,307	$ 41,154
Series 2005-2A:
Class A1, 0.8319% 8/25/35 (b)(h)	535,683	374,978
Class M1, 0.9519% 8/25/35 (b)(h)	39,719	15,888
Class M2, 1.0019% 8/25/35 (b)(h)	65,327	26,131
Class M3, 1.0219% 8/25/35 (b)(h)	36,061	12,621
Class M4, 1.1319% 8/25/35 (b)(h)	33,448	10,034
Series 2005-3A:
Class A1, 0.8419% 11/25/35 (b)(h)	292,599	190,189
Class A2, 0.9219% 11/25/35 (b)(h)	189,595	109,017
Series 2005-4A:
Class A2, 0.9119% 1/25/36 (b)(h)	1,053,517	579,435
Class M1, 0.9719% 1/25/36 (b)(h)	220,432	110,216
Class M2, 0.9919% 1/25/36 (b)(h)	66,499	31,587
Class M3, 1.0219% 1/25/36 (b)(h)	96,670	43,501
Series 2006-1 Class A2, 0.8819% 4/25/36 (b)(h)	105,837	68,794
Series 2006-2A:
Class A1, 0.7519% 7/25/36 (b)(h)	1,046,652	690,791
Class A2, 0.8019% 7/25/36 (b)(h)	94,475	56,685
Class M1, 0.8319% 7/25/36 (b)(h)	99,199	49,600
Class M2, 0.8519% 7/25/36 (b)(h)	70,182	33,687
Class M6, 1.0619% 7/25/36 (b)(h)	71,531	25,036
Series 2006-3A:
Class M5, 1.0019% 10/25/36 (b)(h)	82,199	30,825
Class M6, 1.0819% 10/25/36 (b)(h)	160,520	56,182
Series 2006-4A:
Class A1, 0.7519% 12/25/36 (b)(h)	593,699	385,904
Class A2, 0.7919% 12/25/36 (b)(h)	1,323,166	826,979
Class M1, 0.8119% 12/25/36 (b)(h)	95,882	52,735

	Principal Amount	Value
Series 2007-1:
Class A2, 0.7919% 3/25/37 (b)(h)	$ 249,679	$ 131,081
Class B3, 3.8719% 3/25/37 (b)(h)	159,250	31,850
Series 2007-2A:
Class A1, 0.7919% 7/25/37 (b)(h)	221,441	133,972
Class A2, 0.8419% 7/25/37 (b)(h)	207,269	119,179
Class B1, 2.1219% 7/25/37 (b)(h)	194,868	53,589
Class B2, 2.7719% 7/25/37 (b)(h)	168,295	42,074
Class B3, 3.8719% 7/25/37 (b)(h)	190,439	45,705
Class M2, 0.9319% 7/25/37 (b)(h)	115,149	54,696
Class M3, 1.0119% 7/25/37 (b)(h)	115,149	51,817
Class M4, 1.1719% 7/25/37 (b)(h)	243,585	91,344
Class M5, 1.2719% 7/25/37 (b)(h)	217,012	75,954
Class M6, 1.5219% 7/25/37 (b)(h)	270,158	87,801
Series 2007-3:
Class A2, 0.8119% 7/25/37 (b)(h)	365,961	237,875
Class B1, 1.4719% 7/25/37 (b)(h)	169,223	47,382
Class B2, 2.1219% 7/25/37 (b)(h)	593,671	142,481
Class B3, 4.5219% 7/25/37 (b)(h)	228,707	45,741
Class M1, 0.8319% 7/25/37 (b)(h)	149,921	79,458
Class M2, 0.8619% 7/25/37 (b)(h)	157,609	74,076
Class M3, 0.8919% 7/25/37 (b)(h)	344,434	148,107
Class M4, 1.0219% 7/25/37 (b)(h)	544,329	217,732
Class M5, 1.1219% 7/25/37 (b)(h)	203,739	77,421
Class M6, 1.3219% 7/25/37 (b)(h)	153,765	53,818
Series 2007-4A:
Class B1, 3.0719% 9/25/37 (b)(h)	262,392	70,846
Class B2, 3.9719% 9/25/37 (b)(h)	1,282,099	320,525
Class M4, 2.1219% 9/25/37 (b)(h)	845,082	316,906
Class M5, 2.2719% 9/25/37 (b)(h)	845,082	295,779
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-4A:
Class M6, 2.4719% 9/25/37 (b)(h)	$ 845,082	$ 274,652
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(i)	2,004,200	22,046
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9963% 3/15/19 (b)(h)	284,000	153,402
Class H, 1.2063% 3/15/19 (b)(h)	191,000	85,950
Class J, 1.4063% 3/15/19 (b)(h)	143,000	57,200
Series 2007-BBA8:
Class D, 0.8063% 3/15/22 (b)(h)	147,000	95,800
Class E, 0.8563% 3/15/22 (b)(h)	763,000	459,034
Class F, 0.9063% 3/15/22 (b)(h)	468,000	245,819
Class G, 0.9563% 3/15/22 (b)(h)	120,000	61,892
Class H, 1.1063% 3/15/22 (b)(h)	147,000	66,150
Class J, 1.2563% 3/15/22 (b)(h)	147,000	58,800
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	1,604,194
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,675,583	1,632,724
Class X2, 0.3679% 2/11/44 (b)(h)(i)	131,045,015	1,847,656
Series 2007-PW16:
Class B, 5.713% 6/11/40 (b)	1,405,000	238,850
Class C, 5.713% 6/11/40 (b)	1,170,000	187,200
Class D, 5.713% 6/11/40 (b)	1,170,000	163,800
C-BASS Trust floater Series 2006-SC1 Class A, 0.7919% 5/25/36 (b)(h)	383,153	167,091
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 5.8567% 2/12/16 (b)(h)	1,345,000	1,336,302
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	3,026,225	3,030,223
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.8863% 11/15/36 (b)(h)	156,000	53,789
Class H, 0.9263% 11/15/36 (b)(h)	125,000	40,325

	Principal Amount	Value
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	$ 3,810,000	$ 2,637,117
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	5,668,816	5,573,078
Series 2007-FL3A Class A2, 0.6963% 4/15/22 (b)(h)	2,595,000	1,167,750
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	4,182,943
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.8663% 4/15/17 (b)(h)	335,000	169,644
Class E, 0.9263% 4/15/17 (b)(h)	107,000	49,819
Class F, 0.9663% 4/15/17 (b)(h)	60,000	26,142
Class G, 1.1063% 4/15/17 (b)(h)	60,000	24,306
Class H, 1.1763% 4/15/17 (b)(h)	60,000	24,600
Class J, 1.4063% 4/15/17 (b)(h)	46,000	18,400
Series 2005-FL11:
Class F, 1.0063% 11/15/17 (b)(h)	135,423	48,408
Class G, 1.0563% 11/15/17 (b)(h)	93,490	31,308
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,177,259
Series 2004-LBN2 Class X2, 0.8624% 3/10/39 (b)(h)(i)	5,384,201	78,924
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	3,885,000	3,199,296
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	4,554,948
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	2,750,000	1,796,278
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	2,351,286	2,364,941
Series 2000-C1 Class A2, 7.545% 4/15/62	1,126,928	1,140,128
Series 2004-C1:
Class A3, 4.321% 1/15/37	1,657,211	1,614,292
Class A4, 4.75% 1/15/37	3,035,000	2,602,583
Series 1997-C2 Class D, 7.27% 1/17/35	515,401	520,068
Series 1998-C1 Class D, 7.17% 5/17/40	534,448	533,875
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CKN5 Class AX, 2.0792% 9/15/34 (b)(h)(i)	$ 25,219,530	$ 922,288
Series 2002-CP3 Class G, 6.639% 7/15/35 (b)	250,000	138,386
Series 2004-C1 Class ASP, 0.9455% 1/15/37 (b)(h)(i)	21,955,319	376,198
Series 2006-C1 Class A3, 5.5519% 2/15/39 (h)	3,895,000	3,196,949
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.7063% 2/15/22 (b)(h)	3,470,000	1,214,500
Series 2007-TFL1:
Class C:
0.7263% 2/15/22 (b)(h)	657,000	197,100
0.8263% 2/15/22 (b)(h)	234,000	58,500
Class F, 0.8763% 2/15/22 (b)(h)	469,000	103,180
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,073,252	1,059,670
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,145,835	3,170,971
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	3,720,000	2,217,810
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6975% 11/5/21 (b)(h)	3,490,000	1,744,455
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,680,000	1,603,629
Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	10,859,475
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,569,522	1,547,079
Series 2006-GG7 Class A3, 5.915% 7/10/38 (h)	3,460,000	2,704,968
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.7581% 6/6/20 (b)(h)	405,000	291,600
Class D, 0.7981% 6/6/20 (b)(h)	1,115,000	724,750
Class E, 0.8881% 6/6/20 (b)(h)	2,220,000	1,376,400
Class F, 0.9581% 6/6/20 (b)(h)	294,000	161,700

	Principal Amount	Value
Series 2007-EOP:
Class C, 0.8381% 3/6/20 (b)(h)	$ 1,335,000	$ 854,400
Class D, 0.8881% 3/6/20 (b)(h)	400,000	256,000
Class E, 0.9581% 3/1/20 (b)(h)	670,000	422,100
Class F, 0.9981% 3/6/20 (b)(h)	335,000	204,350
Class G, 1.0381% 3/6/20 (b)(h)	165,000	99,000
Class H, 1.1681% 3/1/20 (b)(h)	275,000	165,000
Class J, 1.3681% 3/1/20 (b)(h)	395,000	225,269
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,402,857
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	3,030,000	2,762,083
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	1,906,430	1,868,482
Class A2, 5.778% 8/10/45	5,055,000	4,263,313
Class A4, 5.7992% 8/10/45 (h)	3,965,000	2,705,886
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.8363% 11/15/18 (b)(h)	115,096	49,491
Class F, 0.8863% 11/15/18 (b)(h)	172,644	72,510
Class G, 0.9163% 11/15/18 (b)(h)	150,409	60,164
Class H, 1.0563% 11/15/18 (b)(h)	115,096	43,736
sequential payer:
Series 2006-CB14 Class A3B, 5.4855% 12/12/44 (h)	4,625,000	3,606,372
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	5,840,000	4,688,417
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,898,000	1,303,806
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	5,105,000	3,574,962
Series 2007-LDP10 Class A1, 5.122% 1/15/49	1,011,285	993,156
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	2,565,420
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	3,444,737
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	128,350
Class C, 5.7462% 2/12/49	1,971,000	295,650
Class D, 5.7462% 2/12/49	2,075,000	269,750
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	$ 1,725,000	$ 258,750
Class CS, 5.466% 1/15/49 (h)	745,000	96,850
Class ES, 5.5456% 1/15/49 (b)(h)	4,663,000	419,670
LB Commercial Conduit Mortgage Trust Series 2007-C3:
Class F, 5.9332% 7/15/44 (h)	1,815,000	107,595
Class G, 5.9332% 7/15/44 (b)(h)	3,200,000	231,923
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,059,283	2,085,227
Series 2001-C3 Class A1, 6.058% 6/15/20	682,232	684,649
Series 2005-C3 Class A2, 4.553% 7/15/30	1,609,378	1,584,752
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,368,499
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	3,340,000	2,952,571
Series 2006-C7 Class A1, 5.279% 11/15/38	655,022	657,351
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	882,060	872,089
Class A3, 5.398% 2/15/40	5,000,000	3,501,829
Class A4, 5.424% 2/15/40	7,630,000	5,181,418
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,799,588
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	3,860,000	2,509,000
Class C, 4.13% 11/20/37 (b)	3,760,000	2,068,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.8963% 9/15/21 (b)(h)	402,971	151,594
Class G, 0.9163% 9/15/21 (b)(h)	795,609	267,450
Class H, 0.9563% 9/15/21 (b)(h)	204,773	65,194
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	291,807	286,766
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,160,000	2,019,454
Series 2007-C1 Class A4, 5.8288% 6/12/50 (h)	3,796,000	2,409,474

	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 12/12/11	$ 755,331	$ 734,597
Class A3, 5.364% 8/12/48	4,298,000	2,850,269
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	3,516,374
Series 2007-7 Class B, 5.75% 6/12/50	770,000	123,200
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.757% 7/15/19 (b)(h)	261,000	26,100
Series 2007-XCLA Class A1, 0.757% 7/17/17 (b)(h)	964,042	549,504
Series 2007-XLCA Class B, 1.0556% 7/17/17 (b)(h)	548,938	49,404
Series 2007-XLFA:
Class D, 0.747% 10/15/20 (b)(h)	235,000	58,750
Class E, 0.807% 10/15/20 (b)(h)	294,000	58,800
Class F, 0.857% 10/15/20 (b)(h)	176,000	31,680
Class G, 0.897% 10/15/20 (b)(h)	218,000	32,700
Class H, 0.987% 10/15/20 (b)(h)	137,000	13,700
Class J, 1.137% 10/15/20 (b)(h)	157,000	12,560
Class NHRO, 1.447% 10/15/20 (b)(h)	93,109	8,380
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,298,712	1,274,603
Series 2006-HQ10 Class A1, 5.131% 11/12/41	3,203,892	3,176,649
Series 2006-T23 Class A1, 5.682% 8/12/41	962,719	961,057
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	4,785,000	3,467,096
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,573,034	1,533,692
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,320,045	3,252,501
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	7,674,511
Series 2005-IQ9 Class X2, 1.0462% 7/15/56 (b)(h)(i)	22,431,042	522,536
Series 2007-HQ12 Class A2, 5.6321% 4/12/49 (h)	4,920,000	4,092,629
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	353,372
Series 2007-XLC1:
Class C, 1.1556% 7/17/17 (b)(h)	749,579	59,966
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class D, 1.2556% 7/17/17 (b)(h)	$ 352,615	$ 24,683
Class E, 1.3556% 7/17/17 (b)(h)	286,454	17,187
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,675,752	2,140,602
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 1.0019% 3/24/18 (b)(h)	56,404	50,764
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.7563% 1/15/18 (b)(h)	449,000	224,500
Series 2006-WL7A:
Class E, 0.8363% 9/15/21 (b)(h)	491,000	201,310
Class F, 0.8963% 8/11/18 (b)(h)	661,000	198,300
Class G, 0.9163% 8/11/18 (b)(h)	626,000	156,500
Class J, 1.1563% 8/11/18 (b)(h)	139,000	22,240
Series 2007-WHL8:
Class AP2, 1.3563% 6/15/20 (b)(h)	53,945	10,789
Class F, 1.0363% 6/15/20 (b)(h)	1,046,000	334,720
Class LXR2, 1.3563% 6/15/20 (b)(h)	713,442	107,016
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	1,545,592	1,521,995
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	842,030	825,476
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	4,444,909
Class A4, 5.305% 12/15/43	3,240,000	2,197,322
Class A5, 5.342% 12/15/43	3,796,000	2,368,318
Series 2007-C31 Class A1, 5.14% 4/15/47	959,923	944,226
Series 2007-C32 Class A2, 5.7357% 6/15/49 (h)	1,255,000	1,017,270
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	3,010,000	2,336,047
Series 2007-C30 Class E, 5.553% 12/15/43 (h)	6,257,000	563,130
Series 2007-C31 Class C, 5.6924% 4/15/47 (h)	2,455,000	294,600
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $337,632,528)		241,169,684
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount	Value
United Mexican States 5.875% 1/15/14 (Cost $1,643,514)	$ 1,665,000	$ 1,721,610
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	323,933
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $2,820,000)	2,820,000	2,006,133
Cash Equivalents - 5.4%
		Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Government Obligations) # (Cost $167,038,000)	$ 167,038,720	167,038,000
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $3,513,073,332)		3,262,184,518
NET OTHER ASSETS - (5.1)%	(156,928,643)
NET ASSETS - 100%	$ 3,105,255,875
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly
notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (f)

	Dec. 2034	$ 245,904	$ (235,873)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (f)	Oct. 2034	439,482	(426,552)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (f)	Dec. 2034	427,179	(409,754)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (f)	Oct. 2034	439,482	(426,429)

	Expiration Date	Notional Amount	Value

Receive monthly
notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34
(Rating-C) (f)

	Sept. 2034	$ 135,917	$ (125,799)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	3,000,000	(2,678,199)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	2,600,000	(2,093,573)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	3,100,000	(2,504,394)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount
(Rating-Ca) (g)

	Sept. 2037	$ 1,500,000	$ (1,204,886)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	August 2037	4,400,000	(3,893,913)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	August 2037	1,600,000	(1,411,501)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	4,600,000	(3,729,735)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (f)	August 2034	111,157	(96,736)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34
(Rating-A3) (f)

	Oct. 2034	$ 138,296	$ (80,036)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (f)	March 2034	122,852	(9,386)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-Ba2) (f)	Feb. 2034	4,841	(4,703)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (f)	April 2032	40,946	(35,113)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (f)

	June 2035	$ 600,000	$ (565,784)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (f)	Sept. 2010	1,900,000	(57,028)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (f)	May 2011	4,290,000	(240,783)
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (f)	May 2011	2,260,000	(126,061)
TOTAL CREDIT DEFAULT SWAPS		$ 31,956,056	$ (20,356,238)

	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	$ 42,000,000	$ 598,513
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	373,792
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	1,598,822
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	71,168,000	4,021,255
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	24,935,000	3,712,467
Receive semi-annually a fixed rate equal to 4.49% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2010	1,500,000	22,130
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2010	1,000,000	32,012
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	1,794,032
Swap Agreements - continued
Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	$ 52,500,000	$ 5,213,171
Receive semi-annually a fixed rate equal to 5.31% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	105,000,000	4,527,437
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	3,240,899
TOTAL INTEREST RATE SWAPS		$ 373,753,000	$ 25,134,530
		$ 405,709,056	$ 4,778,292
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $204,124,137 or 6.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,953,151.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$167,038,000 due 4/01/09 at 0.16%
BNP Paribas Securities Corp.	$ 112,998,839
ING Financial Markets LLC	5,611,087
J.P. Morgan Securities, Inc.	48,428,074
$ 167,038,000
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,262,184,518	$ -	$ 3,231,571,396	$ 30,613,122
Other Financial Instruments*	$ 4,700,377	$ -	$ 24,411,473	$ (19,711,096)
*Other financial instruments include Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 17,936,265	$ (10,202,880)
Total Realized Gain (Loss)	207,842	-*
Total Unrealized Gain (Loss)	(8,061,826)	10,480,487
Cost of Purchases	108,635	-
Proceeds of Sales	(1,236,128)	-
Amortization/Accretion	54,961	-
Transfer in/out of Level 3	21,603,373	(19,988,703)
Ending Balance	$ 30,613,122	$ (19,711,096)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $173,464.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,508,721,725. Net unrealized depreciation aggregated $246,537,207, of which $71,940,840 related to appreciated investment securities and $318,478,047 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $31,956,056 representing 0.10% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009